Prudential Investment Portfolios 6
655 Broad Street
6th Floor
Newark, New Jersey 07102
November 3, 2023
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential Investment Portfolios 6
Registration numbers 002-91215 and 811-04024
 Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 27, 2023.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-716-6422.
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary